Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: September 12, 2023

Payment Date	9/15/2023
Collection Period Start	8/1/2023
Collection Period End	8/31/2023
Interest Period Start	8/15/2023
Interest Period End	9/14/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$341,360,763.88	$36,762,918.66	$304,597,845.22	0.519083	Sep-25
Class A-2b Notes	$73,531,016.61	$7,918,938.17	$65,612,078.44	0.519083	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,263,801,780.49	$44,681,856.83	$1,219,119,923.66

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,375,215,921.05	$1,326,358,339.31	0.641787
YSOC Amount	$106,666,356.27	$102,490,631.36
Adjusted Pool Balance	$1,268,549,564.78	$1,223,867,707.95
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$341,360,763.88	3.74000%	30/360	$1,063,907.71
Class A-2b Notes	$73,531,016.61	5.83851%	ACT/360	$369,684.97
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,263,801,780.49			$4,079,970.93

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,375,215,921.05	$1,326,358,339.31
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,268,549,564.78	$1,223,867,707.95
Number of Receivables Outstanding	74,611	73,497
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	47	46

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,130,922.55
Principal Collections	$48,485,088.61
Liquidation Proceeds	$327,259.43
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$52,943,270.59
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$52,943,270.59

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,146,013.27	$1,146,013.27	$—	$—	$51,797,257.32
Interest - Class A-1 Notes	$—	$—	$—	$—	$51,797,257.32
Interest - Class A-2a Notes	$1,063,907.71	$1,063,907.71	$—	$—	$50,733,349.61
Interest - Class A-2b Notes	$369,684.97	$369,684.97	$—	$—	$50,363,664.64
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$48,436,674.64
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$47,944,336.39
First Allocation of Principal	$—	$—	$—	$—	$47,944,336.39
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$47,876,728.06
Second Allocation of Principal	$1,934,072.54	$1,934,072.54	$—	$—	$45,942,655.52
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$45,868,713.85
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$26,868,713.85
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,783,213.85
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,783,213.85
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,783,213.85
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$3,035,429.56
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,035,429.56
Remaining Funds to Certificates	$3,035,429.56	$3,035,429.56	$—	$—	$—
Total	$52,943,270.59	$52,943,270.59	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$106,666,356.27
Increase/(Decrease)	$(4,175,724.91)
Ending YSOC Amount	$102,490,631.36

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,268,549,564.78	$1,223,867,707.95
Note Balance	$1,263,801,780.49	$1,219,119,923.66
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	34	$372,493.13
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	106	$327,259.43
Monthly Net Losses (Liquidation Proceeds)			$45,233.70
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.27%
Second Preceding Collection Period			0.36%
Preceding Collection Period			0.14%
Current Collection Period			0.04%
Four-Month Average Net Loss Ratio			0.20%
Cumulative Net Losses for All Periods			$2,551,426.76
Cumulative Net Loss Ratio			0.12%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.22%	134	$2,857,426.27
60-89 Days Delinquent	0.07%	35	$870,004.28
90-119 Days Delinquent	0.01%	5	$134,205.50
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.29%	174	$3,861,636.05

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$69,042.63
Total Repossessed Inventory		13	$254,468.25

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		40	$1,004,209.78
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.07%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.99	0.07%	40	0.05%